Leases obligations (Details) - Schedule of measuring value of lease liabilities $ in Thousands	12 Months Ended
Dec. 31, 2019 CAD ($)
Schedule of measuring value of lease liabilities [Abstract]
Operating lease commitment at December 31, 2018	$ 246
Operating leases deemed not to be leases under IFRS 16	(68)
Total operating leases	178
Lease extension options reasonably certain to be exercised	267
Leases at January 1, 2019	445
Discounted value to January 1, 2019	$ 297